UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports	to Stockholders.

September 30, 2023

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

›	Defensive Strategy Fund
›	Defensive Strategy Allocation Fund
›	Conservative Strategy Fund
›	Conservative Strategy Allocation Fund
›	Moderate Strategy Fund
›	Moderate Strategy Allocation Fund
›	Aggressive Strategy Fund
›	Tax-Managed Aggressive Strategy Fund
›	Core Market Strategy Fund
›	Core Market Strategy Allocation Fund
›	Market Growth Strategy Fund
›	Market Growth Strategy Allocation Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Defensive Strategy Fund

Sector Weightings†:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.8%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	460,937	$4,499
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	230,655	2,309
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	126,700	1,154
SEI Institutional Managed Trust Real Return Fund, Cl Y	81,869	767

Total Fixed Income Funds (Cost $9,033) ($ Thousands)		8,729

Multi-Asset Funds — 29.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	310,082	3,110
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	62,136	577
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	96,977	764

Total Multi-Asset Funds (Cost $4,468) ($ Thousands)		4,451

Equity Funds — 9.2%
SEI Enhanced Low Volatility US Large Cap ETF	83	2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	114,088	1,110
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	30,174	307
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1	—

Total Equity Funds (Cost $1,414) ($ Thousands)		1,419

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 5.198%**	769,354	769

Total Money Market Fund (Cost $769) ($ Thousands)		769

Total Investments in Securities — 100.0% (Cost $15,684) ($ Thousands)		$15,368

Percentages are based on Net Assets of $15,371 ($ Thousands).

**	The rate reported is the 7-day effective yield as of September 30, 2023.

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Defensive Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 3,554	$ 1,570	$ (573)	$ (41)	$ (11)	$ 4,499	$ 50	$ —
SEI Institutional Managed Trust Conservative Income, Cl Y	1,773	836	(300)	—	—	2,309	43	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	712	592	(101)	(20)	(29)	1,154	14	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	594	273	(86)	(6)	(8)	767	9	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,377	1,056	(353)	(5)	35	3,110	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	596	216	(220)	(17)	2	577	16	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	594	269	(99)	(1)	1	764	—	—
SEI Enhanced Low Volatility US Large Cap ETF	303	—	(309)	13	(5)	2	2	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	598	641	(119)	—	(10)	1,110	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	241	11	(253)	21	(20)	—	1	—
SEI Daily Income Trust Government Fund, Institutional Class	591	278	(100)	—	—	769	13	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	314	(12)	1	4	307	—	—

Totals	$ 11,933	$ 6,056	$ (2,525)	$ (55)	$ (41)	$ 15,368	$ 148	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Defensive Strategy Allocation Fund

Sector Weightings†:

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Money Market Fund — 80.8%
SEI Daily Income Trust Government Fund, Institutional Class, 5.198%**‡	2,602,704	$2,603

Total Money Market Fund (Cost $2,603) ($ Thousands)		2,603

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	114,995	$618

Total Fixed Income Fund (Cost $684) ($ Thousands)		618

Total Investments in Securities — 100.0% (Cost $3,287) ($ Thousands)		$3,221

Percentages are based on Net Assets of $3,222 ($ Thousands).

**	The rate reported is the 7-day effective yield as of September 30, 2023.
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$ 2,707	$ 88	$ (192)	$ —	$ —	$ 2,603	$ 64	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	651	42	(68)	(9)	2	618	33	—

Totals	$ 3,358	$ 130	$ (260)	$ (9)	$ 2	$ 3,221	$ 97	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Conservative Strategy Fund

Sector Weightings†:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	614,515	$5,997
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	183,546	1,687
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	101,096	824
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	421,500	4,219
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	674,286	6,143
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	156,834	844
SEI Institutional Managed Trust Real Return Fund, Cl Y	179,168	1,679

Total Fixed Income Funds (Cost $22,904) ($ Thousands)		21,393

Multi-Asset Funds — 28.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	121,542	818
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	722,005	7,242
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	202,214	1,876
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	265,193	2,090

Total Multi-Asset Funds (Cost $12,323) ($ Thousands)		12,026

Equity Funds — 20.1%
SEI Enhanced Low Volatility US Large Cap ETF	45,200	1,105
SEI Institutional International Trust International Equity Fund, Cl Y	99,686	1,085
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	397,755	3,870
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	123,714	1,257

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	72,048	$1,072

Total Equity Funds (Cost $8,270) ($ Thousands)		8,389

Total Investments in Securities — 100.0% (Cost $43,497) ($ Thousands)		$41,808

Percentages are based on Net Assets of $41,817 ($ Thousands).

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

4	SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 6,919	$ 131	$ (952)	$ (66)	$ (35)	$ 5,997	$ 97	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,849	59	(227)	(3)	9	1,687	36	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,385	26	(583)	(82)	78	824	25	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	4,615	198	(594)	—	—	4,219	114	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,566	1,497	(534)	(103)	(283)	6,143	110	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,378	74	(595)	(153)	140	844	56	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,845	60	(183)	(11)	(32)	1,679	28	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,390	20	(549)	(226)	183	818	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,829	172	(860)	—	101	7,242	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,777	85	(921)	(50)	(15)	1,876	72	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,304	63	(285)	(63)	71	2,090	—	—
SEI Enhanced Low Volatility US Large Cap ETF	1,993	—	(876)	36	(48)	1,105	20	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	5,100	32	(1,274)	(71)	83	3,870	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,629	53	(577)	12	(45)	1,072	14	—
SEI Institutional International Trust International Equity Fund, Class Y	—	1,194	(63)	—	(46)	1,085	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,339	(104)	2	20	1,257	—	—

Totals	$ 46,579	$ 5,003	$ (9,177)	$ (778)	$ 181	$ 41,808	$ 572	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Conservative Strategy Allocation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 45.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	196,652	$2,612
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	375,689	5,590

Total Equity Funds (Cost $6,242) ($ Thousands)		8,202

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 33.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,114,047	$6,047

Total Fixed Income Fund (Cost $6,846) ($ Thousands)		6,047

Money Market Fund — 20.3%
SEI Daily Income Trust Government Fund, Institutional Class, 5.198%**	3,625,713	3,641

Total Money Market Fund (Cost $3,640) ($ Thousands)		3,641

Total Investments in Securities — 100.0% (Cost $16,728) ($ Thousands)		$17,890

Percentages are based on Net Assets of $17,893 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2023.

Cl — Class

As of September 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 3,052	$ 24	$ (370)	$ 13	$ (107)	$ 2,612	$ 21	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	6,056	121	(412)	63	(238)	5,590	58	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,350	331	(554)	(138)	58	6,047	315	—
SEI Daily Income Trust Government Fund, Institutional Class	3,784	172	(315)	—	—	3,641	91	—

Totals	$ 19,242	$ 648	$ (1,651)	$ (62)	$ (287)	$ 17,890	$ 485	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Moderate Strategy Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 37.6%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	635,863	$6,222
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	289,983	2,675
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	269,590	2,197
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,886,750	17,239
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	410,629	2,229
SEI Institutional Managed Trust Real Return Fund, Cl Y	283,798	2,659

Total Fixed Income Funds (Cost $37,604) ($ Thousands)		33,221

Equity Funds — 34.2%
SEI Enhanced Low Volatility US Large Cap ETF	125,160	3,061
SEI Enhanced US Large Cap Momentum Factor ETF	379	9
SEI Enhanced US Large Cap Quality Factor ETF	221	6
SEI Enhanced US Large Cap Value Factor ETF	309	8
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	273,854	2,769
SEI Institutional International Trust International Equity Fund, Cl Y	380,785	4,143
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	117,486	1,748
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,123,688	10,933
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	436,197	4,432
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	206,111	3,067

Total Equity Funds (Cost $30,402) ($ Thousands)		30,176

Multi-Asset Funds — 28.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,237,175	8,326

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	883,340	$8,860
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	353,859	3,284
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	559,716	4,411

Total Multi-Asset Funds (Cost $27,612) ($ Thousands)		24,881

Total Investments in Securities — 100.0% (Cost $95,618) ($ Thousands)		$88,278

Percentages are based on Net Assets of $88,311 ($ Thousands).

Cl — Class

As of September 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Moderate Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 7,453	$ 295	$ (1,415)	$ (106)	$ (5)	$ 6,222	$ 104	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,810	177	(322)	(5)	15	2,675	56	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,834	87	(693)	(153)	122	2,197	59	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,919	4,462	(1,064)	(253)	(825)	17,239	306	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,847	166	(752)	(197)	165	2,229	129	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,807	170	(250)	(16)	(52)	2,659	44	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,095	145	(5,472)	(2,315)	1,873	8,326	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9,371	312	(943)	(1)	121	8,860	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,724	161	(1,486)	(168)	53	3,284	126	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,707	199	(511)	(33)	49	4,411	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	14,210	78	(3,389)	(229)	263	10,933	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,905	8	(2,021)	393	(285)	—	6	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,756	112	(1,707)	13	(107)	3,067	39	—
SEI Enhanced US Large Cap Quality Factor ETF	510	—	(537)	75	(42)	6	1	—
SEI Enhanced US Large Cap Momentum Factor ETF	950	—	(980)	54	(15)	9	3	—
SEI Enhanced US Large Cap Value Factor ETF	905	—	(973)	46	30	8	6	—
SEI Enhanced Low Volatility US Large Cap ETF	5,940	—	(2,859)	119	(139)	3,061	59	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	—	3,006	(100)	1	(138)	2,769	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	4,748	(389)	3	70	4,432	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	—	1,896	(97)	1	(52)	1,748	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	—	4,472	(157)	1	(173)	4,143	—	—

Totals	$ 95,743	$ 20,494	$ (26,117)	$ (2,770)	$ 928	$ 88,278	$ 938	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Moderate Strategy Allocation Fund

Sector Weightings†:

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.1%
SEI Institutional International Trust International Equity Fund, Cl Y	258,721	$2,815
SEI Institutional Managed Trust Real Estate Fund, Cl Y	205,680	2,731
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	169,135	5,353
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,593,042	23,705

Total Equity Funds (Cost $22,804) ($ Thousands)		34,604

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 18.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,737,766	$9,433

Total Fixed Income Fund (Cost $11,120) ($ Thousands)		9,433

Money Market Fund — 14.6%
SEI Daily Income Trust Government Fund, Institutional Class, 5.198%**	7,517,268	7,549

Total Money Market Fund (Cost $7,549) ($ Thousands)		7,549

Total Investments in Securities — 100.0% (Cost $41,473) ($ Thousands)		$51,586

Percentages are based on Net Assets of $51,594 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2023.

Cl — Class

As of September 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$ 3,009	$ 26	$ (206)	$ 52	$ (66)	$ 2,815	$ —	$ —
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,062	156	(380)	—	(107)	2,731	21	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,781	60	(574)	302	(216)	5,353	35	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	25,312	366	(1,226)	(10)	(737)	23,705	240	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,634	566	(640)	(200)	73	9,433	486	—
SEI Daily Income Trust Government Fund, Institutional Class	7,654	451	(556)	—	—	7,549	186	—

Totals	$ 54,452	$ 1,625	$ (3,582)	$ 144	$ (1,053)	$ 51,586	$ 968	$ —

Amount designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Aggressive Strategy Fund

Sector Weightings†:

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 72.9%
SEI Enhanced US Large Cap Momentum Factor ETF	238,286	$6,004
SEI Enhanced US Large Cap Quality Factor ETF	110,003	3,039
SEI Enhanced US Large Cap Value Factor ETF	240,318	6,095
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	825,935	8,350
SEI Institutional International Trust International Equity Fund, Cl Y	2,006,109	21,827
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	701,424	10,437
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,071,712	14,543
SEI Institutional Managed Trust Small Cap Fund, Cl Y	523,511	6,314

Total Equity Funds (Cost $66,037) ($ Thousands)		76,609

Fixed Income Funds — 14.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	415,026	3,383
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	946,803	8,651
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	635,160	3,448

Total Fixed Income Funds (Cost $17,125) ($ Thousands)		15,482

Multi-Asset Fund — 12.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,935,449	13,025

Total Multi-Asset Fund (Cost $16,664) ($ Thousands)		13,025

Total Investments in Securities — 100.0% (Cost $99,826) ($ Thousands)		$105,116

Percentages are based on Net Assets of $105,124 ($ Thousands).

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

10	SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 8,097	$ 1,470	$ (955)	$ 3	$ (265)	$ 8,350	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	24,495	550	(3,120)	419	(517)	21,827	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9,383	2,376	(1,607)	27	258	10,437	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,256	3,958	(1,770)	56	43	14,543	78	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,650	421	(822)	72	(7)	6,314	16	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,923	83	(9,286)	(3,964)	3,269	13,025	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,885	113	(3,620)	(626)	631	3,383	113	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,722	4,147	(707)	(163)	(348)	8,651	136	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,921	309	(3,720)	(962)	900	3,448	256	—
SEI Enhanced US Large Cap Quality Factor ETF	3,129	—	(149)	21	38	3,039	18	—
SEI Enhanced US Large Cap Momentum Factor ETF	5,298	812	—	—	(106)	6,004	33	—
SEI Enhanced US Large Cap Value Factor ETF	5,555	273	—	—	267	6,095	71	—

Totals	$ 117,314	$ 14,512	$ (25,756)	$ (5,117)	$ 4,163	$ 105,116	$ 721	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Tax-Managed Aggressive Strategy Fund

 Sector Weightings†:

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	140,414	$1,420
SEI Institutional International Trust International Equity Fund, Cl Y	1,039,071	11,305
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,261,433	39,924
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	442,186	9,985

Total Equity Funds (Cost $30,633) ($ Thousands)		62,634

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	347,714	$2,834
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,063,053	5,771

Total Fixed Income Funds (Cost $10,214) ($ Thousands)		8,605

Total Investments in Securities — 100.0% (Cost $40,847) ($ Thousands)		$71,239

Percentages are based on Net Assets of $71,249 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,431	$ 32	$ (1)	$ —	$ (42)	$ 1,420	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	11,575	69	(267)	22	(94)	11,305	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	39,896	249	(803)	38	544	39,924	250	—
SEI Institutional Managed Trust Tax-Managed Small/ Mid Cap Fund, Cl Y	9,808	399	(178)	8	(52)	9,985	29	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,799	104	(13)	(3)	(53)	2,834	67	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,537	454	(146)	(50)	(24)	5,771	292	—

Totals	$ 71,046	$ 1,307	$ (1,408)	$ 15	$ 279	$ 71,239	$ 638	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Core Market Strategy Fund

Sector Weightings†:

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 41.8%
SEI Enhanced US Large Cap Momentum Factor ETF	33,102	$834
SEI Enhanced US Large Cap Quality Factor ETF	15,187	420
SEI Enhanced US Large Cap Value Factor ETF	33,373	846
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	163,712	1,655
SEI Institutional International Trust International Equity Fund, Cl Y	349,798	3,806
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	164,764	2,452
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	210,348	2,047
SEI Institutional Managed Trust Large Cap Fund, Cl Y	158,403	2,149
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	162,577	1,652
SEI Institutional Managed Trust Small Cap Fund, Cl Y	112,479	1,356

Total Equity Funds (Cost $14,465) ($ Thousands)		17,217

Fixed Income Funds — 34.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	201,794	1,645
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,166,800	10,661
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	307,368	1,668

Total Fixed Income Funds (Cost $16,390) ($ Thousands)		13,974

Multi-Asset Funds — 24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	759,716	5,113
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	165,891	1,548

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	418,468	$3,298

Total Multi-Asset Funds (Cost $11,698) ($ Thousands)		9,959

Total Investments in Securities — 100.0% (Cost $42,553) ($ Thousands)		$41,150

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Core Market Strategy Fund (Concluded)

Percentages are based on Net Assets of $41,156 ($ Thousands).

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 2,177	$ 44	$ (554)	$ (92)	$ 70	$ 1,645	$ 44	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,938	907	(494)	(80)	(610)	10,661	203	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,147	98	(554)	(146)	123	1,668	97	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,737	8	(3,362)	(1,433)	1,163	5,113	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,181	61	(640)	(71)	17	1,548	59	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,450	153	(316)	(22)	33	3,298	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,284	525	(98)	6	(62)	1,655	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,361	11	(558)	160	(168)	3,806	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,199	462	(281)	11	61	2,452	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,389	13	(305)	48	4	2,149	13	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,260	190	(101)	4	3	1,356	3	—
SEI Enhanced US Large Cap Quality Factor ETF	722	—	(329)	46	(19)	420	4	—
SEI Enhanced US Large Cap Momentum Factor ETF	1,195	—	(366)	20	(15)	834	6	—
SEI Enhanced US Large Cap Value Factor ETF	1,282	—	(516)	24	56	846	13	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	2,164	(49)	(1)	(67)	2,047	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,730	(105)	1	26	1,652	—	—

Totals	$ 44,322	$ 6,366	$ (8,628)	$ (1,525)	$ 615	$ 41,150	$ 442	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Core Market Strategy Allocation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	40,072	$405
SEI Institutional International Trust International Equity Fund, Cl Y	297,048	3,232
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	359,850	11,389
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	125,075	2,824

Total Equity Funds (Cost $7,745) ($ Thousands)		17,850

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	99,225	809

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	305,811	$1,645

Total Fixed Income Funds (Cost $2,960) ($ Thousands)		2,454

Total Investments in Securities — 100.0% (Cost $10,705) ($ Thousands)		$20,304

Percentages are based on Net Assets of $20,307 ($ Thousands).

‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 417	$ 10	$ (10)	$ (2)	$ (10)	$ 405	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	3,423	7	(178)	22	(42)	3,232	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	11,965	74	(837)	152	35	11,389	74	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	2,928	59	(154)	12	(21)	2,824	9	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	847	20	(42)	(9)	(7)	809	20	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,675	107	(115)	(32)	10	1,645	86	—

Totals	$ 21,255	$ 277	$ (1,336)	$ 143	$ (35)	$ 20,304	$ 189	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Market Growth Strategy Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 53.0%
SEI Enhanced US Large Cap Momentum Factor ETF	152,714	$3,848
SEI Enhanced US Large Cap Quality Factor ETF	70,930	1,960
SEI Enhanced US Large Cap Value Factor ETF	153,787	3,900
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	606,294	6,130
SEI Institutional International Trust International Equity Fund, Cl Y	1,332,877	14,502
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	517,274	7,697
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	397,207	3,865
SEI Institutional Managed Trust Large Cap Fund, Cl Y	673,422	9,138
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	312,324	3,173
SEI Institutional Managed Trust Small Cap Fund, Cl Y	394,358	4,756

Total Equity Funds (Cost $50,887) ($ Thousands)		58,969

Fixed Income Funds — 24.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	642,598	5,237
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,822,337	16,601
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	991,238	5,333

Total Fixed Income Funds (Cost $31,870) ($ Thousands)		27,171

Multi-Asset Funds — 22.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,048,343	13,785
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	328,772	3,051

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,055,949	$8,321

Total Multi-Asset Funds (Cost $30,208) ($ Thousands)		25,157

Total Investments in Securities — 100.0% (Cost $112,965) ($ Thousands)		$111,297

Percentages are based on Net Assets of $111,311 ($ Thousands).

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$ 4,904	$ —	$ (1,052)	$ 58	$ (62)	$ 3,848	$ 26	$ —
SEI Enhanced US Large Cap Quality Factor ETF	2,631	—	(750)	105	(26)	1,960	14	—
SEI Enhanced US Large Cap Value Factor ETF	4,671	—	(1,036)	49	216	3,900	53	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5,108	2,116	(877)	(2)	(215)	6,130	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	19,285	116	(4,925)	841	(815)	14,502	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,752	1,358	(1,675)	128	134	7,697	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,212	516	(1,787)	136	61	9,138	57	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,725	1,740	(685)	25	(49)	4,756	11	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	25,650	77	(11,202)	(4,808)	4,068	13,785	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,142	142	(2,124)	(233)	124	3,051	124	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,138	167	(2,007)	(455)	478	8,321	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,406	152	(1,225)	(275)	179	5,237	141	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	17,880	2,297	(2,468)	(477)	(631)	16,601	326	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,347	361	(1,302)	(398)	325	5,333	296	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	4,336	(339)	(5)	(127)	3,865	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	3,520	(400)	136	(83)	3,173	—	—

Totals	$ 129,851	$ 16,898	$ (33,854)	$ (5,175)	$ 3,577	$ 111,297	$ 1,048	$ —

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Market Growth Strategy Allocation Fund

  Sector Weightings†:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	227,014	$2,295
SEI Institutional International Trust International Equity Fund, Cl Y	1,682,990	18,311
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y ‡	2,031,259	64,289
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	709,428	16,019

Total Equity Funds (Cost $47,285) ($ Thousands)		100,914

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	562,178	4,582

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,721,888	$9,264

Total Fixed Income Funds (Cost $16,666) ($ Thousands)		13,846

Total Investments in Securities — 100.0% (Cost $63,951) ($ Thousands)		$114,760

Percentages are based on Net Assets of $114,777 ($ Thousands).

‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/23	Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,318	$ 67	$ (23)	$ (8)	$ (59)	$ 2,295	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	18,764	209	(550)	(3)	(109)	18,311	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	65,926	407	(3,020)	629	347	64,289	407	—
SEI Institutional Managed Trust Tax-Managed Small/ Mid Cap Fund, Class Y	15,897	390	(181)	12	(99)	16,019	47	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	4,616	134	(78)	(17)	(73)	4,582	109	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,239	560	(412)	(134)	11	9,264	477	—

Totals	$ 116,760	$ 1,767	$ (4,264)	$ 479	$ 18	$ 114,760	$ 1,040	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2023

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$15,368	$3,221	$41,808	$17,890
Income distribution receivable from affiliated funds	24	16	77	69
Receivable for investment securities sold	3	1	43	6
Receivable for fund shares sold	—	—	—	—
Receivable from adviser	—	—	1	1
Prepaid expenses	3	1	11	5
Total Assets	15,398	3,239	41,940	17,971

Liabilities:
Payable for investment securities purchased	23	16	77	69
Shareholder servicing fees payable	1	—	6	4
Payable for fund shares redeemed	—	—	31	1
Distribution fees payable	—	—	1	—
Administrative servicing fees payable	—	—	—	—
Trustees’ fees payable	—	—	—	—
Accrued expenses	3	1	8	4
Total Liabilities	27	17	123	78
Net Assets	$15,371	$3,222	$41,817	$17,893
† Cost of investments in affiliated funds	$15,684	$3,287	$43,497	$16,728

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$15,915	$4,993	$46,362	$17,785
Total distributable earnings/(loss)	(544)	(1,771)	(4,545)	108
Net Assets	$15,371	$3,222	$41,817	$17,893

Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.32 ($15,220,184 ÷ 1,633,294 shares)	$11.28 ($3,221,912 ÷ 285,683 shares)	$9.87 ($41,538,635 ÷ 4,207,838 shares)	$11.68 ($17,893,166 ÷ 1,532,242 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$9.86 ($185,565 ÷ 18,827 shares)	N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.14 ($150,513 ÷ 16,463 shares)	N/A	$10.10 ($92,428 ÷ 9,154 shares)	N/A

(1)	Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$88,278	$51,586	$105,116	$71,239	$41,150	$20,304	$111,297	$114,760
115	117	58	52	55	15	115	85
28	29	33	20	11	11	25	34
1	—	3	1	2	—	15	1
3	2	3	2	1	—	4	3
22	12	26	16	10	5	29	27
88,447	51,746	105,239	71,330	41,229	20,335	111,485	114,910

96	116	57	52	55	15	114	84
16	11	22	15	9	4	23	24
3	14	4	—	1	5	6	1
1	—	7	—	—	—	6	—
1	—	2	—	—	—	1	—
1	1	1	1	—	—	1	1
18	10	22	13	8	4	23	23
136	152	115	81	73	28	174	133
$88,311	$51,594	$105,124	$71,249	$41,156	$20,307	$111,311	$114,777
$95,618	$41,473	$99,826	$40,847	$42,553	$10,705	$112,965	$63,951

$102,262	$42,690	$112,268	$40,813	$48,638	$10,155	$125,848	$63,051
(13,951)	8,904	(7,144)	30,436	(7,482)	10,152	(14,537)	51,726
$88,311	$51,594	$105,124	$71,249	$41,156	$20,307	$111,311	$114,777

$10.80 ($86,418,435 ÷ 8,004,901 shares)	$17.01 ($51,594,175 ÷ 3,032,532 shares)	$12.40 ($99,636,317 ÷ 8,035,669 shares)	$22.76 ($71,248,883 ÷ 3,130,682 shares)	$9.50 ($41,156,240 ÷ 4,333,494 shares)	$18.77 ($20,307,391 ÷ 1,081,712 shares)	$11.12 ($107,837,609 ÷ 9,695,590 shares)	$24.82 ($114,776,688 ÷ 4,625,197 shares)

$10.78 ($219,016 ÷ 20,314 shares)	N/A	$12.08 ($1,238,399 ÷ 102,492 shares)	N/A	N/A	N/A	$11.02 ($1,679,344 ÷ 152,380 shares)	N/A

$11.16 ($1,674,005 ÷ 149,936 shares)	N/A	$11.92 ($4,249,190 ÷ 356,382 shares)	N/A	$11.08 ($250 ÷ 23 shares)(1)	N/A	$10.90 ($1,793,550 ÷ 164,588 shares)	N/A

SEI Asset Allocation Trust	21

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended September 30, 2023

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$148	$97	$572	$485
Expenses
Administration fees	8	2	33	14
Investment advisory fees	6	2	22	9
Shareholder servicing fees — Class F	14	4	55	24
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees’ fees	—	—	1	—
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	3	1	12	6
Professional fees	2	—	7	3
Printing fees	2	1	8	3
Chief compliance officer fees	—	—	—	—
Custodian/wire agent fees	—	—	1	1
Other expenses	—	—	1	1
Total expenses	35	10	141	61
Less:
Administration fees waived	(8)	(2)	(33)	(14)
Investment advisory fees waived	(6)	(2)	(22)	(9)
Reimbursement from advisor	(2)	(1)	(7)	(3)
Waiver of shareholder servicing fees — Class F	(8)	—	(20)	—
Net Expenses	11	5	59	35
Net Investment Income	137	92	513	450
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	(55)	(9)	(778)	(62)
Net change in unrealized appreciation (depreciation) from affiliated funds	(41)	2	181	(287)
Net Realized and Unrealized gain (loss) from Affiliated Funds	(96)	(7)	(597)	(349)
Net Increase (Decrease) in Net Assets Resulting from Operations	$41	$85	$(84)	$101

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$938	$968	$721	$638	$442	$189	$1,048	$1,040

70	40	84	55	33	16	92	89
47	27	56	37	22	11	61	59
115	67	133	92	54	27	148	148
—	—	2	—	—	—	2	—
2	—	6	—	—	—	3	—
1	1	1	1	1	—	2	2
1	—	5	—	—	—	6	—
2	—	6	—	—	—	3	—
25	14	30	19	12	5	34	29
13	8	16	10	6	3	17	16
16	9	19	13	7	4	21	20
—	—	—	—	—	—	1	1
3	2	4	3	2	1	4	4
3	2	4	2	1	1	4	4
298	170	366	232	138	68	398	372

(70)	(40)	(84)	(55)	(33)	(16)	(92)	(89)
(47)	(27)	(56)	(37)	(22)	(11)	(61)	(59)
(15)	(8)	(17)	(10)	(7)	(3)	(20)	(15)
(18)	—	—	—	—	—	—	—
148	95	209	130	76	38	225	209
790	873	512	508	366	151	823	831

(2,770)	144	(5,117)	15	(1,525)	143	(5,175)	479

928	(1,053)	4,163	279	615	(35)	3,577	18
(1,842)	(909)	(954)	294	(910)	108	(1,598)	497
$(1,052)	$(36)	$(442)	$802	$(544)	$259	$(775)	$1,328

SEI Asset Allocation Trust	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited) and the year ended March 31, 2023

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023

Operations:
Net investment income	$137	$387	$92	$118
Net realized gain (loss) from sales of affiliated funds	(55)	(129)	(9)	(49)
Capital gain distributions received from affiliated funds	—	52	—	50
Net change in unrealized appreciation (depreciation) from affiliated funds	(41)	(451)	2	(106)
Net Increase (Decrease) in Net Assets Resulting from Operations	41	(141)	85	13

Distributions:
Class F	(134)	(474)	(86)	(137)
Class D	N/A	N/A	N/A	N/A
Class I	(1)	(3)	N/A	N/A
Total Distributions	(135)	(477)	(86)	(137)

Capital Share Transactions:(1)
Class F
Proceeds from shares issued	5,222	1,952	28	325
Reinvestment of dividends & distributions	131	470	77	127
Cost of shares redeemed	(1,890)	(4,394)	(240)	(1,313)
Increase (Decrease) in Net Assets Derived from Class F Transactions	3,463	(1,972)	(135)	(861)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	92	7	N/A	N/A
Reinvestment of dividends & distributions	1	2	N/A	N/A
Cost of shares redeemed	(23)	(2)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	70	7	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	3,533	(1,965)	(135)	(861)
Net Increase (Decrease) in Net Assets	3,439	(2,583)	(136)	(985)

Net Assets:
Beginning of Period	11,932	14,515	3,358	4,343
End of Period	$15,371	$11,932	$3,222	$3,358

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023

$513	$1,756	$450	$816	$790	$4,378	$873	$1,519
(778)	(1,072)	(62)	(202)	(2,770)	(2,336)	144	(47)
—	481	—	1,194	—	1,437	—	3,274
181	(2,483)	(287)	(3,446)	928	(9,565)	(1,053)	(7,406)
(84)	(1,318)	101	(1,638)	(1,052)	(6,086)	(36)	(2,660)

(514)	(2,412)	(445)	(1,275)	(767)	(8,647)	(833)	(5,341)
(1)	(8)	N/A	N/A	(1)	(18)	N/A	N/A
(1)	(6)	N/A	N/A	(12)	(162)	N/A	N/A
(516)	(2,426)	(445)	(1,275)	(780)	(8,827)	(833)	(5,341)

559	5,826	316	1,231	2,323	5,536	978	1,537
492	2,293	407	1,137	741	8,335	757	4,815
(5,180)	(16,672)	(1,725)	(7,407)	(8,305)	(26,117)	(3,714)	(11,006)
(4,129)	(8,553)	(1,002)	(5,039)	(5,241)	(12,246)	(1,979)	(4,654)

—	3	N/A	N/A	2	35	N/A	N/A
—	2	N/A	N/A	—	3	N/A	N/A
—	(70)	N/A	N/A	—	(51)	N/A	N/A
—	(65)	N/A	N/A	2	(13)	N/A	N/A

3	5	N/A	N/A	209	309	N/A	N/A
1	5	N/A	N/A	12	161	N/A	N/A
(30)	(7)	N/A	N/A	(565)	(64)	N/A	N/A
(26)	3	N/A	N/A	(344)	406	N/A	N/A
(4,155)	(8,615)	(1,002)	(5,039)	(5,583)	(11,853)	(1,979)	(4,654)
(4,755)	(12,359)	(1,346)	(7,952)	(7,415)	(26,766)	(2,848)	(12,655)

46,572	58,931	19,239	27,191	95,726	122,492	54,442	67,097
$41,817	$46,572	$17,893	$19,239	$88,311	$95,726	$51,594	$54,442

SEI Asset Allocation Trust	25

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2023 (Unaudited) and the year ended March 31, 2023

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023

Operations:
Net investment income	$512	$3,862	$508	$1,104
Net realized gain (loss) from sales of affiliated funds	(5,117)	30	15	997
Capital gain distributions received from affiliated funds	—	2,380	—	2,448
Net change in unrealized appreciation (depreciation) from affiliated funds	4,163	(18,365)	279	(9,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	(442)	(12,093)	802	(4,921)

Distributions:
Class F	(512)	(17,602)	(485)	(7,278)
Class D	(1)	(201)	N/A	N/A
Class I	(20)	(1,026)	N/A	N/A
Total Distributions	(533)	(18,829)	(485)	(7,278)

Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,572	4,971	795	3,757
Reinvestment of dividends & distributions	495	17,031	437	6,513
Cost of shares redeemed	(10,853)	(22,728)	(1,334)	(14,245)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(8,786)	(726)	(102)	(3,975)
Class D
Proceeds from shares issued	42	207	N/A	N/A
Reinvestment of dividends & distributions	1	176	N/A	N/A
Cost of shares redeemed	(81)	(243)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(38)	140	N/A	N/A
Class I
Proceeds from shares issued	235	1,066	N/A	N/A
Reinvestment of dividends & distributions	20	1,025	N/A	N/A
Cost of shares redeemed	(2,616)	(845)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(2,361)	1,246	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(11,185)	660	(102)	(3,975)
Net Increase (Decrease) in Net Assets	(12,160)	(30,262)	215	(16,174)

Net Assets:
Beginning of Period	117,284	147,546	71,034	87,208
End of Period	$105,124	$117,284	$71,249	$71,034

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023	4/01/23 - 9/30/23	2023

$366	$2,077	$151	$331	$823	$5,708	$831	$1,808
(1,525)	(784)	143	303	(5,175)	(1,232)	479	17
—	570	—	743	—	2,109	—	4,175
615	(6,987)	(35)	(2,740)	3,577	(18,358)	18	(13,183)
(544)	(5,124)	259	(1,363)	(775)	(11,773)	1,328	(7,183)
(378)	(4,609)	(143)	(2,082)	(820)	(14,440)	(791)	(10,855)
N/A	N/A	N/A	N/A	(5)	(173)	N/A	N/A
—	—	N/A	N/A	(16)	(422)	N/A	N/A
(378)	(4,609)	(143)	(2,082)	(841)	(15,035)	(791)	(10,855)
344	1,323	96	452	1,815	4,581	1,391	2,974
365	4,439	126	1,831	797	14,051	715	9,795
(2,945)	(17,165)	(1,282)	(3,006)	(17,509)	(28,102)	(4,605)	(12,391)
(2,236)	(11,403)	(1,060)	(723)	(14,897)	(9,470)	(2,499)	378
N/A	N/A	N/A	N/A	19	129	N/A	N/A
N/A	N/A	N/A	N/A	5	166	N/A	N/A
N/A	N/A	N/A	N/A	(45)	(245)	N/A	N/A
N/A	N/A	N/A	N/A	(21)	50	N/A	N/A
—	—	N/A	N/A	280	275	N/A	N/A
—	—	N/A	N/A	16	421	N/A	N/A
—	—	N/A	N/A	(2,271)	(814)	N/A	N/A
—	—	N/A	N/A	(1,975)	(118)	N/A	N/A
(2,236)	(11,403)	(1,060)	(723)	(16,893)	(9,538)	(2,499)	378
(3,158)	(21,136)	(944)	(4,168)	(18,509)	(36,346)	(1,962)	(17,660)
44,314	65,450	21,251	25,419	129,820	166,166	116,739	134,399
$41,156	$44,314	$20,307	$21,251	$111,311	$129,820	$114,777	$116,739

SEI Asset Allocation Trust	27

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2023 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2023@	$9.40	$0.11	$(0.08)	$0.03	$(0.11)	$ —	$(0.11)	$9.32	0.34%	$15,220	0.21%	0.64%	2.43%	21%
2023	9.81	0.27	(0.33)	(0.06)	(0.25)	(0.10)	(0.35)	9.40	(0.60)	11,851	0.21	0.61	2.88	18
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21	0.62	1.23	27
2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21	0.58	0.68	143
2020	9.88	0.19	(0.11)	0.08	(0.24)	—	(0.24)	9.72	0.77	16,031	0.21	0.59	1.92	17
2019	9.79	0.17	0.09	0.26	(0.17)	—	(0.17)	9.88	2.75	19,624	0.21	0.57	1.77	24
Class I
2023@	$9.22	$0.10	$(0.08)	$0.02	$(0.10)	$ —	$(0.10)	$9.14	0.24%	$151	0.46%	0.89%	2.25%	21%
2023	9.62	0.26	(0.35)	(0.09)	(0.21)	(0.10)	(0.31)	9.22	(0.88)	81	0.46	0.87	2.74	18
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46	0.86	1.83	27
2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46	0.83	0.43	143
2020	9.70	0.16	(0.10)	0.06	(0.22)	—	(0.22)	9.54	0.53	429	0.46	0.84	1.67	17
2019	9.62	0.16	0.07	0.23	(0.15)	—	(0.15)	9.70	2.44	328	0.46	0.82	1.67	24

Defensive Strategy Allocation Fund
Class F
2023@	$11.29	$0.31	$(0.03)	$0.28	$(0.29)	$ —	$(0.29)	$11.28	2.55%	$3,222	0.35%	0.64%	5.54%	5%
2023	11.63	0.34	(0.29)	0.05	(0.39)	—	(0.39)	11.29	0.52	3,358	0.35	0.62	2.96	34
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35	0.60	0.74	13
2021	11.36	0.10	0.45	0.55	(0.20)	—^	(0.20)	11.71	4.88	6,236	0.35	0.61	0.86	27
2020	14.25	0.44	(2.56)	(2.12)	(0.53)	(0.24)	(0.77)	11.36	(16.02)	7,572	0.35	0.58	3.07	49
2019	14.13	0.43	0.79	1.22	(0.59)	(0.51)	(1.10)	14.25	9.22	8,168	0.35	0.57	3.05	44

Conservative Strategy Fund
Class F
2023@	$10.01	$0.12	$(0.15)	$(0.03)	$(0.11)	$ —	$(0.11)	$9.87	(0.27)%	$41,539	0.26%	0.64%	2.31%	11%
2023	10.75	0.35	(0.59)	(0.24)	(0.35)	(0.15)	(0.50)	10.01	(2.12)	46,264	0.26	0.62	3.42	18
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26	0.60	1.81	8
2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26	0.60	1.07	20
2020	10.66	0.23	(0.39)	(0.16)	(0.30)	(0.05)	(0.35)	10.15	(1.68)	62,724	0.26	0.59	2.12	18
2019	10.56	0.21	0.10	0.31	(0.21)	—	(0.21)	10.66	3.04	74,320	0.26	0.57	2.00	13
Class D
2023@	$9.99	$0.08	$(0.13)	$(0.05)	$(0.08)	$ —	$(0.08)	$9.86	(0.55)%	$186	1.01%	1.39%	1.56%	11%
2023	10.72	0.25	(0.56)	(0.31)	(0.27)	(0.15)	(0.42)	9.99	(2.82)	188	1.01	1.37	2.49	18
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01	1.35	0.02	8
2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01	1.35	0.34	20
2020	10.64	0.15	(0.39)	(0.24)	(0.22)	(0.05)	(0.27)	10.13	(2.43)	3,580	1.01	1.34	1.39	18
2019	10.54	0.13	0.11	0.24	(0.14)	—	(0.14)	10.64	2.28	3,700	1.01	1.32	1.28	13
Class I
2023@	$10.23	$0.11	$(0.14)	$(0.03)	$(0.10)	$ —	$(0.10)	$10.10	(0.29)%	$92	0.51%	0.89%	2.06%	11%
2023	10.97	0.34	(0.61)	(0.27)	(0.32)	(0.15)	(0.47)	10.23	(2.38)	120	0.51	0.87	3.30	18
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51	0.85	1.61	8
2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51	0.85	0.58	20
2020	10.85	0.20	(0.38)	(0.18)	(0.28)	(0.05)	(0.33)	10.34	(1.89)	802	0.51	0.84	1.86	18
2019	10.74	0.19	0.11	0.30	(0.19)	—	(0.19)	10.85	2.83	982	0.51	0.82	1.75	13

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2023. All ratios for the period have been annualized.
^	Includes return of capital less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

28	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2023 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2023@	$11.90	$0.28	$(0.22)	$0.06	$(0.28)	$ —	$(0.28)	$11.68	0.48%	$17,893	0.35%	0.64%	4.79%	3%
2023	13.37	0.43	(1.21)	(0.78)	(0.69)	—	(0.69)	11.90	(5.78)	19,239	0.35	0.62	3.51	21
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35	0.60	2.38	12
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35	0.60	2.57	23
2020	13.21	0.38	(1.94)	(1.56)	(0.45)	(0.74)	(1.19)	10.46	(13.46)	31,302	0.35	0.59	2.86	22
2019	13.18	0.37	0.83	1.20	(0.48)	(0.69)	(1.17)	13.21	9.78	39,828	0.35	0.57	2.75	15
Moderate Strategy Fund
Class F
2023@	$11.02	$0.09	$(0.22)	$(0.13)	$(0.09)	$ —	$(0.09)	$10.80	(1.18)%	$86,418	0.31%	0.63%	1.70%	22%
2023	12.65	0.48	(1.09)	(0.61)	(0.50)	(0.52)	(1.02)	11.02	(4.62)	93,455	0.31	0.62	4.13	16
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31	0.60	2.53	11
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31	0.60	1.08	33
2020	12.17	0.26	(0.64)	(0.38)	(0.42)	—	(0.42)	11.37	(3.45)	141,208	0.31	0.59	2.06	27
2019	12.01	0.26	0.17	0.43	(0.27)	—	(0.27)	12.17	3.72	168,079	0.31	0.57	2.17	12
Class D
2023@	$11.00	$0.05	$(0.22)	$(0.17)	$(0.05)	$ —	$(0.05)	$10.78	(1.55)%	$219	1.06%	1.39%	0.94%	22%
2023	12.63	0.40	(1.10)	(0.70)	(0.41)	(0.52)	(0.93)	11.00	(5.39)	221	1.06	1.37	3.46	16
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06	1.35	0.24	11
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06	1.35	0.38	33
2020	12.13	0.17	(0.64)	(0.47)	(0.32)	—	(0.32)	11.34	(4.10)	3,419	1.06	1.34	1.37	27
2019	11.98	0.17	0.16	0.33	(0.18)	—	(0.18)	12.13	2.87	3,574	1.06	1.32	1.45	12
Class I
2023@	$11.39	$0.08	$(0.23)	$(0.15)	$(0.08)	$ —	$(0.08)	$11.16	(1.36)%	$1,674	0.56%	1.03%	1.47%	22%
2023	13.04	0.50	(1.16)	(0.66)	(0.47)	(0.52)	(0.99)	11.39	(4.90)	2,050	0.56	0.86	4.22	16
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56	0.85	2.58	11
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56	0.85	0.87	33
2020	12.50	0.23	(0.64)	(0.41)	(0.39)	—	(0.39)	11.70	(3.60)	2,131	0.56	0.84	1.82	27
2019	12.34	0.24	0.16	0.40	(0.24)	—	(0.24)	12.50	3.35	2,302	0.56	0.82	1.97	12
Moderate Strategy Allocation Fund
Class F
2023@	$17.30	$0.28	$(0.30)	$(0.02)	$(0.27)	$ —	$(0.27)	$17.01	(0.14)%	$51,594	0.35%	0.63%	3.26%	2%
2023	19.78	0.47	(1.24)	(0.77)	(0.65)	(1.06)	(1.71)	17.30	(3.70)	54,442	0.35	0.62	2.60	16
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35	0.59	1.90	15
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35	0.60	1.92	17
2020	20.00	0.46	(2.85)	(2.39)	(0.51)	(1.16)	(1.67)	15.94	(13.64)	60,497	0.35	0.59	2.25	11
2019	20.35	0.42	0.95	1.37	(0.56)	(1.16)	(1.72)	20.00	7.32	85,313	0.35	0.57	2.08	15

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2023. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust	29

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2023 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2023@	$12.52	$0.06	$(0.12)	$(0.06)	$(0.06)	$ —	$(0.06)	$12.40	(0.49)%	$99,636	0.35%	0.64%	0.93%	13%
2023	16.05	0.43	(1.72)	(1.29)	(0.46)	(1.78)	(2.24)	12.52	(7.29)	109,345	0.35	0.62	3.12	20
2022	17.09	0.47	(0.02)	0.45	(0.95)	(0.54)	(1.49)	16.05	2.19	139,099	0.35	0.59	2.69	18
2021	12.41	0.19	5.16	5.35	(0.28)	(0.39)	(0.67)	17.09	43.43	154,482	0.35	0.60	1.25	19
2020	14.76	0.25	(1.73)	(1.48)	(0.44)	(0.43)	(0.87)	12.41	(11.14)	123,231	0.35	0.59	1.63	21
2019	15.08	0.26	(0.23)	0.03	(0.35)	—	(0.35)	14.76	0.42	172,138	0.35	0.57	1.73	12
Class D
2023@	$12.21	$0.01	$(0.13)	$(0.12)	$(0.01)	$ —	$(0.01)	$12.08	(0.96)%	$1,239	1.10%	1.39%	0.17%	13%
2023	15.73	0.33	(1.68)	(1.35)	(0.39)	(1.78)	(2.17)	12.21	(7.88)	1,287	1.10	1.37	2.43	20
2022	16.83	(0.31)	0.62	0.31	(0.87)	(0.54)	(1.41)	15.73	1.35	1,470	1.10	1.34	(1.75)	18
2021	12.25	0.09	5.07	5.16	(0.19)	(0.39)	(0.58)	16.83	42.37	19,093	1.10	1.35	0.57	19
2020	14.59	0.15	(1.72)	(1.57)	(0.34)	(0.43)	(0.77)	12.25	(11.79)	12,914	1.10	1.34	0.97	21
2019	14.93	0.15	(0.23)	(0.08)	(0.26)	—	(0.26)	14.59	(0.36)	14,087	1.10	1.32	1.04	12
Class I
2023@	$12.04	$0.05	$(0.13)	$(0.08)	$(0.04)	$ —	$(0.04)	$11.92	(0.64)%	$4,249	0.60%	0.88%	0.76%	13%
2023	15.52	0.40	(1.67)	(1.27)	(0.43)	(1.78)	(2.21)	12.04	(7.47)	6,652	0.60	0.87	3.02	20
2022	16.58	0.46	(0.07)	0.39	(0.91)	(0.54)	(1.45)	15.52	1.89	6,977	0.60	0.84	2.71	18
2021	12.05	0.15	5.01	5.16	(0.24)	(0.39)	(0.63)	16.58	43.13	9,861	0.60	0.85	1.04	19
2020	14.36	0.21	(1.69)	(1.48)	(0.40)	(0.43)	(0.83)	12.05	(11.40)	6,834	0.60	0.84	1.40	21
2019	14.68	0.24	(0.24)	—	(0.32)	—	(0.32)	14.36	0.18	8,650	0.60	0.82	1.65	12
Tax-Managed Aggressive Strategy Fund
Class F
2023@	$22.66	$0.16	$0.09	$0.25	$(0.15)	$ —	$(0.15)	$22.76	1.12%	$71,249	0.35%	0.63%	1.39%	2%
2023	26.61	0.36	(1.81)	(1.45)	(0.46)	(2.04)	(2.50)	22.66	(5.03)	71,034	0.35	0.62	1.51	10
2022	26.03	0.34	1.26	1.60	(0.52)	(0.50)	(1.02)	26.61	6.00	87,208	0.35	0.59	1.24	8
2021	17.53	0.27	9.21	9.48	(0.31)	(0.67)	(0.98)	26.03	54.85	86,953	0.35	0.60	1.22	8
2020	20.91	0.32	(3.08)	(2.76)	(0.33)	(0.29)	(0.62)	17.53	(13.77)	58,907	0.35	0.59	1.51	12
2019	21.61	0.27	0.02	0.29	(0.29)	(0.70)	(0.99)	20.91	1.68	76,364	0.35	0.57	1.25	8
Core Market Strategy Fund
Class F
2023@	$9.71	$0.08	$(0.21)	$(0.13)	$(0.08)	$ —	$(0.08)	$9.50	(1.31)%	$41,156	0.35%	0.64%	1.69%	15%
2023	11.57	0.42	(1.25)	(0.83)	(0.47)	(0.56)	(1.03)	9.71	(6.91)	44,314	0.35	0.62	4.05	16
2022	12.52	0.39	(0.11)	0.28	(0.64)	(0.59)	(1.23)	11.57	1.81	65,450	0.35	0.60	3.09	15
2021	10.33	0.17	2.56	2.73	(0.30)	(0.24)	(0.54)	12.52	26.72	78,990	0.35	0.60	1.40	16
2020	11.52	0.23	(0.80)	(0.57)	(0.41)	(0.21)	(0.62)	10.33	(5.56)	72,975	0.35	0.59	1.95	27
2019	11.76	0.26	(0.05)	0.21	(0.29)	(0.16)	(0.45)	11.52	2.08	94,760	0.35	0.57	2.22	14
Class I
2023@	$11.29	$0.12	$(0.25)	$(0.13)	$(0.08)	$ —	$(0.08)	$11.08	(1.13)%	$—	—%‡	—%‡	2.08%	15%
2023	13.16	0.61	(1.47)	(0.86)	(0.45)	(0.56)	(1.01)	11.29	(6.31)	—	(0.01)‡	—‡	5.16	16
2022	14.03	0.71	(0.38)	0.33	(0.61)	(0.59)	(1.20)	13.16	2.01	—	0.56	0.65	4.89	15
2021	11.45	0.10	3.01	3.11	(0.29)	(0.24)	(0.53)	14.03	27.44	2	0.33 ‡	0.38 ‡	0.70	16
2020	12.63	0.35	(0.92)	(0.57)	(0.40)	(0.21)	(0.61)	11.45	(5.04)	—	—^^	—^^	2.68	27
2019	12.78	0.31	(0.05)	0.26	(0.25)	(0.16)	(0.41)	12.63	2.30	—	—^	—^	2.44	14

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).

^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.82% excluding waivers).

^^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.84% excluding waivers).

@	For the six-month period ended September 30, 2023. All ratios for the period have been annualized.

Amounts	designated as “—” are $0 or have been rounded to $0.

30	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2023 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Core Market Strategy Allocation Fund
Class F

2023@	$18.69	$0.14	$0.07	$0.21	$(0.13)	$ —	$(0.13)	$18.77	1.11%	$20,307	0.35%	0.63%	1.41%	1%
2023	21.81	0.29	(1.47)	(1.18)	(0.38)	(1.56)	(1.94)	18.69	(5.04)	21,251	0.35	0.61	1.52	7
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35	0.60	1.24	9
2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35	0.60	1.23	5
2020	18.64	0.29	(2.66)	(2.37)	(0.30)	(0.66)	(0.96)	15.31	(13.80)	20,498	0.35	0.59	1.51	10
2019	18.99	0.24	0.03	0.27	(0.26)	(0.36)	(0.62)	18.64	1.64	27,686	0.35	0.57	1.25	17
Market Growth Strategy Fund
Class F

2023@	$11.29	$0.08	$(0.17)	$(0.09)	$(0.08)	$ —	$(0.08)	$11.12	(0.84)%	$107,838	0.35%	0.64%	1.37%	14%
2023	13.62	0.50	(1.48)	(0.98)	(0.52)	(0.83)	(1.35)	11.29	(6.78)	124,296	0.35	0.62	4.15	18
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35	0.59	3.06	13
2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35	0.60	1.34	13
2020	12.96	0.24	(1.19)	(0.95)	(0.43)	(0.16)	(0.59)	11.42	(8.00)	161,376	0.35	0.59	1.83	20
2019	13.11	0.26	(0.10)	0.16	(0.31)	—	(0.31)	12.96	1.42	221,526	0.35	0.57	2.01	12
Class D

2023@	$11.19	$0.03	$(0.17)	$(0.14)	$(0.03)	$ —	$(0.03)	$11.02	(1.22)%	$1,679	1.10%	1.39%	0.60%	14%
2023	13.52	0.41	(1.47)	(1.06)	(0.44)	(0.83)	(1.27)	11.19	(7.49)	1,726	1.10	1.37	3.42	18
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10	1.35	0.83	13
2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10	1.35	0.56	13
2020	12.89	0.15	(1.19)	(1.04)	(0.33)	(0.16)	(0.49)	11.36	(8.65)	4,749	1.10	1.34	1.12	20
2019	13.04	0.17	(0.10)	0.07	(0.22)	—	(0.22)	12.89	0.66	5,203	1.10	1.32	1.33	12
Class I

2023@	$11.06	$0.07	$(0.17)	$(0.10)	$(0.06)	$ —	$(0.06)	$10.90	(0.90)%	$1,794	0.60%	0.89%	1.18%	14%
2023	13.37	0.46	(1.45)	(0.99)	(0.49)	(0.83)	(1.32)	11.06	(7.00)	3,799	0.60	0.87	3.93	18
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60	0.85	3.25	13
2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60	0.85	1.14	13
2020	12.76	0.15	(1.11)	(0.96)	(0.40)	(0.16)	(0.56)	11.24	(8.21)	3,352	0.60	0.84	1.12	20
2019	12.91	0.22	(0.09)	0.13	(0.28)	—	(0.28)	12.76	1.18	6,584	0.60	0.82	1.76	12
Market Growth Strategy Allocation Fund
Class F

2023@	$24.71	$0.18	$0.10	$0.28	$(0.17)	$—	$(0.17)	$24.82	1.13%	$114,777	0.35%	0.63%	1.40%	1%
2023	28.63	0.39	(1.94)	(1.55)	(0.50)	(1.87)	(2.37)	24.71	(5.06)	116,739	0.35	0.62	1.52	7
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35	0.59	1.25	9
2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35	0.60	1.22	4
2020	23.46	0.36	(3.42)	(3.06)	(0.37)	(0.53)	(0.90)	19.50	(13.83)	100,226	0.35	0.59	1.51	10
2019	23.61	0.29	0.07	0.36	(0.32)	(0.19)	(0.51)	23.46	1.66	133,196	0.35	0.57	1.23	9

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2023. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2023

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Exchange Traded Funds. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2023, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Board has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

32	SEI Asset Allocation Trust

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2023, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of and for the six-month period ended September 30, 2023, the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

SEI Asset Allocation Trust	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2023

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

34	SEI Asset Allocation Trust

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended September 30, 2023, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The

Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2023

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, 2023 (Unaudited) and the year ended March 31, 2023, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023
Shares Issued and Redeemed:
Class F:
Shares Issued	561	203	3	29	56	580	27	101
Shares Issued in Lieu of Cash Distributions	14	50	7	11	49	229	35	95
Shares Redeemed	(203)	(464)	(21)	(116)	(519)	(1,634)	(147)	(613)
Total Class F Transactions	372	(211)	(11)	(76)	(414)	(825)	(85)	(417)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	—	(7)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	—	(6)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	10	1	N/A	N/A	—	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	—	1	N/A	N/A
Shares Redeemed	(3)	—	N/A	N/A	(3)	(1)	N/A	N/A
Total Class I Transactions	7	1	N/A	N/A	(3)	1	N/A	N/A
Increase (Decrease) in Capital Shares	379	(210)	(11)	(76)	(417)	(830)	(85)	(417)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023
Shares Issued and Redeemed:
Class F:
Shares Issued	211	475	57	85	124	358	35	161
Shares Issued in Lieu of Cash Distributions	68	751	44	276	39	1,384	19	295
Shares Redeemed	(758)	(2,251)	(216)	(604)	(857)	(1,681)	(57)	(599)
Total Class F Transactions	(479)	(1,025)	(115)	(243)	(694)	61	(3)	(143)
Shares Issued and Redeemed:
Class D:
Shares Issued	1	2	N/A	N/A	3	15	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	—	15	N/A	N/A
Shares Redeemed	(1)	(3)	N/A	N/A	(6)	(18)	N/A	N/A
Total Class D Transactions	—	(1)	N/A	N/A	(3)	12	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	19	26	N/A	N/A	19	83	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	14	N/A	N/A	2	87	N/A	N/A
Shares Redeemed	(50)	(5)	N/A	N/A	(217)	(67)	N/A	N/A
Total Class I Transactions	(30)	35	N/A	N/A	(196)	103	N/A	N/A
Increase (Decrease) in Capital Shares	(509)	(991)	(115)	(243)	(893)	176	(3)	(143)

36	SEI Asset Allocation Trust

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023	4/01/23 -9/30/23	2023
Shares Issued and Redeemed:
Class F:
Shares Issued	35	129	5	24	160	384	55	119
Shares Issued in Lieu of Cash Distributions	38	458	7	101	71	1,254	29	407
Shares Redeemed	(304)	(1,680)	(67)	(153)	(1,546)	(2,334)	(183)	(497)
Total Class F Transactions	(231)	(1,093)	(55)	(28)	(1,315)	(696)	(99)	29
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	2	11	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	15	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(4)	(20)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(2)	6	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	25	24	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	38	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(205)	(69)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	(179)	(7)	N/A	N/A
Increase (Decrease) in Capital Shares	(231)	(1,093)	(55)	(28)	(1,496)	(697)	(99)	29

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2023 were as follows ($ Thousands):

Total

Defensive Strategy Fund
Purchases	$5,778
Sales	2,425

Defensive Strategy Allocation Fund
Purchases	42
Sales	68

Conservative Strategy Fund
Purchases	5,003
Sales	9,177

Conservative Strategy Allocation Fund
Purchases	476
Sales	1,336

Moderate Strategy Fund
Purchases	20,494
Sales	26,117

Moderate Strategy Allocation Fund
Purchases	1,174
Sales	3,026

Total
Aggressive Strategy Fund
Purchases	14,512
Sales	25,756

Tax-Managed Aggressive Strategy Fund
Purchases	1,307
Sales	1,408

Core Market Strategy Fund
Purchases	6,366
Sales	8,628

Core Market Strategy Allocation Fund
Purchases	277
Sales	1,336

Market Growth Strategy Fund
Purchases	16,898
Sales	33,854

Market Growth Strategy Allocation Fund
Purchases	1,767
Sales	4,264

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2023, no provision for

SEI Asset Allocation Trust	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2023

income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of dividends and distributions declared during the years ended March 31, 2023 and March 31, 2022 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals

	2023	2022	2023	2022	2023	2022	2023	2022

Defensive Strategy Fund	$343	$462	$134	$80	$–	$–	$477	$542
Defensive Strategy Allocation Fund	137	50	–	–	–	–	137	50
Conservative Strategy Fund	1,817	1,620	609	711	–	–	2,426	2,331
Conservative Strategy Allocation Fund	1,275	1,152	–	–	–	–	1,275	1,152
Moderate Strategy Fund	4,452	5,171	4,375	1,299	–	–	8,827	6,470
Moderate Strategy Allocation Fund	2,134	2,752	3,207	3,066	–	–	5,341	5,818
Aggressive Strategy Fund	4,275	8,970	14,554	4,750	–	–	18,829	13,720
Tax-Managed Aggressive Strategy Fund	1,439	1,804	5,839	1,538	–	–	7,278	3,342
Core Market Strategy Fund	2,194	3,661	2,415	3,116	–	–	4,609	6,777
Core Market Strategy Allocation Fund	430	513	1,652	1,659	–	–	2,082	2,172
Market Growth Strategy Fund	6,043	9,593	8,992	7,241	–	–	15,035	16,834
Market Growth Strategy Allocation Fund	2,363	2,763	8,492	5,731	–	–	10,855	8,494

As of March 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)

Defensive Strategy Fund	$59	$—	$ (26)	$—	$2	$ (485)	$ (450)
Defensive Strategy Allocation Fund	30	—	(1,618)	—	—	(182)	(1,770)
Conservative Strategy Fund	124	—	(213)	—	—	(3,856)	(3,945)
Conservative Strategy Allocation Fund	179	531	—	—	1	(259)	452
Moderate Strategy Fund	644	—	(797)	—	—	(11,966)	(12,119)
Moderate Strategy Allocation Fund	234	2,628	—	—	(2)	6,913	9,773
Aggressive Strategy Fund	58	1,735	—	—	(1)	(7,961)	(6,169)
Tax-Managed Aggressive Strategy Fund	29	—	—	1,692	—	28,398	30,119
Core Market Strategy Fund	101	—	(1,451)	—	(3)	(5,207)	(6,560)
Core Market Strategy Allocation Fund	10	792	—	—	—	9,234	10,036
Market Growth Strategy Fund	276	544	—	—	—	(13,741)	(12,921)
Market Growth Strategy Allocation Fund	73	3,559	—	—	(1)	47,558	51,189

38	SEI Asset Allocation Trust

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds had capital loss carryforwards at March 31, 2023 as follows ($ Thousands):

	Short-Term	Long-Term	Total

Defensive Strategy Fund	$18	$8	$26
Defensive Strategy Allocation Fund	545	1,073	1,618
Conservative Strategy Fund	23	190	213
Moderate Strategy Fund	349	448	797
Core Market Strategy Fund	443	1,008	1,451

Amounts designated as “—” are $0 or have been rounded to $0.

The Conservative Strategy Allocation Fund utilized capital loss carryforward to offset capital gains of $57 ($ Thousands).

For Federal income tax purposes, the cost of investments owned at September 30, 2023, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2023, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Defensive Strategy Fund	$15,684	$51	$(536)	$(485)
Defensive Strategy Allocation Fund	3,287	—	(182)	(182)
Conservative Strategy Fund	43,497	159	(4,015)	(3,856)
Conservative Strategy Allocation Fund	16,728	2,306	(2,565)	(259)
Moderate Strategy Fund	95,618	713	(8,987)	(8,274)
Moderate Strategy Allocation Fund	41,473	12,043	(5,130)	6,913
Aggressive Strategy Fund	99,826	11,057	(19,018)	(7,961)
Tax-Managed Aggressive Strategy Fund	40,847	31,644	(3,246)	28,398
Core Market Strategy Fund	42,553	2,976	(4,994)	(2,018)
Core Market Strategy Allocation Fund	10,705	10,144	(509)	9,635
Market Growth Strategy Fund	112,965	9,071	(22,812)	(13,741)
Market Growth Strategy Allocation Fund	63,951	53,552	(5,994)	47,558

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the

Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to

SEI Asset Allocation Trust	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2023

the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI

40	SEI Asset Allocation Trust

Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2023, SPTC held of record the following:

Defensive Strategy Fund - Class F	71%
Defensive Strategy Allocation Fund - Class F	67%
Conservative Strategy Fund - Class F	70%
Conservative Strategy Fund - Class D	100%

SEI Asset Allocation Trust	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2023

Conservative Strategy Allocation Fund - Class F	89%
Moderate Strategy Fund - Class F	86%
Moderate Strategy Fund - Class D	74%
Moderate Strategy Allocation Fund - Class F	84%
Aggressive Strategy Fund - Class D	86%
Aggressive Strategy Fund - Class F	58%
Tax-Managed Aggressive Strategy Fund - Class F	90%
Core Market Strategy Fund - Class F	93%
Core Market Strategy Allocation Fund - Class F	94%
Market Growth Strategy Fund - Class F	85%
Market Growth Strategy Fund - Class D	86%
Market Growth Strategy Allocation Fund - Class F	84%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

42	SEI Asset Allocation Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2023

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2023 to September 30, 2023.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,003.40	0.21%	$1.05
Class I	1,000.00	1,002.40	0.46	2.30
Hypothetical 5% Return
Class F	$1,000.00	$1,023.95	0.21%	$1.06
Class I	1,000.00	1,022.70	0.46	2.33

Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,025.50	0.35%	$1.77
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$997.30	0.26%	$1.30
Class D	1,000.00	994.50	1.01	5.09
Class I	1,000.00	997.10	0.51	2.55
Hypothetical 5% Return
Class F	$1,000.00	$1,023.70	0.26%	$1.32
Class D	1,000.00	1,019.90	1.01	5.15
Class I	1,000.00	1,022.45	0.51	2.58

Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,004.80	0.35%	$1.75
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77

SEI Asset Allocation Trust	43

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

September 30, 2023

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$988.20	0.31%	$1.54
Class D	1,000.00	984.50	1.06	5.31
Class I	1,000.00	986.40	0.56	2.78
Hypothetical 5% Return
Class F	$1,000.00	$1,023.45	0.31%	$1.57
Class D	1,000.00	1,019.65	1.06	5.40
Class I	1,000.00	1,022.20	0.56	2.83

Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$998.60	0.35%	$1.75
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77
Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$995.10	0.35%	$1.75
Class D	1,000.00	990.40	1.10	5.52
Class I	1,000.00	993.60	0.60	2.99
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77
Class D	1,000.00	1,019.45	1.10	5.60
Class I	1,000.00	1,022.00	0.60	3.03

Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,011.20	0.35%	$1.76
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77

Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$986.90	0.35%	$1.74
Class I	1,000.00	988.70	—^	–^
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77
Class I	1,000.00	1,025.00	—^	–^

Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,011.10	0.35%	$1.76
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77

Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$991.60	0.35%	$1.74
Class D	1,000.00	987.80	1.10	5.52
Class I	1,000.00	991.00	0.60	2.99
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77
Class D	1,000.00	1,019.45	1.10	5.60
Class I	1,000.00	1,022.00	0.60	3.03

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,011.30	0.35%	$1.76
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

^	The class I is expected to run at the expense limit of 0.60% when assets increase.

44	SEI Asset Allocation Trust

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-118 (9/23)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

	By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO
Date: December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO
Date: December 7, 2023

	By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel, Controller and CFO
Date: December 7, 2023